Net Loss Per Common Share (Details Narrative) - shares	1 Months Ended				9 Months Ended
	May 31, 2023	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Sep. 30, 2023
Tradeable Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares					4,102,200
Warrant exercised					3,138,507
Warrants outstanding, shares					963,693
Investor Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares					3,603,604
Warrant exercised					2,802,703
Warrants outstanding, shares					800,901
April Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares					9,725,690
Warrants outstanding, shares					9,725,690
May Investor Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares					11,904,762
Warrants outstanding, shares					11,904,762
Pre Funded Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares					3,692,276
Warrant exercised		3,692,276	3,692,276		1,156,381
Warrants outstanding, shares					0
Pre Funded Warrant [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares	3,502,381
May Pre Funded Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares					3,502,381
Warrant exercised					1,156,381
Warrants outstanding, shares					2,346,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					2,346,000
Company Public Offering [Member] | Tradeable Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares				4,102,200
Two Private Placements [Member] | Investor Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares			3,603,604
Two Private Placements [Member] | April Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares		9,725,690
Two Private Placements [Member] | May Investor Warrants [Member]
Securities Financing Transaction [Line Items]
Warrants issued, shares	11,904,762